Risk management overview	12 Months Ended
Mar. 31, 2024
Disclosure of risk management strategy related to hedge accounting [abstract]
Risk management overview

Note 17 — Risk management overview

The Company has exposure to credit, liquidity and market risks from its use of financial instruments. This note provides information about the Company’s exposure to each of these risk, the Company’s objectives, policies and processes for measuring and managing risk. Further quantitative disclosures are included throughout these consolidated financial statements.

Credit risk

Credit risk is the risk of financial loss to the Company if a counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Company’s cash held with banks and other financial intermediaries.

The carrying amount of the cash represents the maximum credit exposure which amounted to $3,589,244 and $9,352,538 as at March 31, 2024 and 2023, respectively.

The Company has assessed no significant increase in credit risk from initial recognition based on the availability of funds, the regulatory and economic environment.

Market risk

Market risk is the risk that changes in market conditions, such as commodity prices, foreign exchange rates, and interest rates, will affect the Company’s net income or the value of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable limits, while maximizing the Company’s returns.

Foreign exchange risk

Foreign currency exchange rate risk is the risk that the fair value of future cash flows will fluctuate as a result of changes in foreign exchange rates. The Company does not currently use foreign exchange contracts to hedge its exposure to currency rate risk as management has determined that this risk is not significant at this point in time. As such, the Company’s financial position and financial results may be adversely affected by the unfavorable fluctuations in currency exchange rates.

As at March 31, 2024 and 2023, the Company had the following monetary assets and liabilities denominated in foreign currencies:

	As of March 31,
	2024	2023
	RMB	RMB
Cash	121,887	16,667
AP and Accrued Liabilities	(29,162)	(209,270)

	As of March 31,
	2024	2023
	GBP	GBP
Cash	803,774	2,421,553
AP and Accrued Liabilities	(80,459)	(46,506)

	As of March 31,
	2024	2023
	EUR	EUR
Cash	115,930	817
AP and Accrued Liabilities	—	—

	As of March 31,
	2024	2023
	SGD	SGD
Cash	10,474	63,141
AP and Accrued Liabilities	(2,000)	(8,361)

Liquidity risk

The accompanying financial statements have been prepared on the basis of continuity of operations, realization of assets and the satisfaction of liabilities and commitments in the ordinary course of business.

Liquidity is the ability of a company to generate funds to support its current and future operations, satisfy its obligations, and otherwise operate on an ongoing basis. At March 31, 2024, the Company had a cash balance of $3,589,244 and current liabilities of $168,849. For the year ended March 31, 2024, the Company had a net decrease in cash of $5,763,294.

Until such time that the Company implements its growth strategy, it expects to continue to generate operating losses in the foreseeable future, mostly due to research and development activities, corporate overhead and costs of being a public company.

Concentration risk

There was $156,419 and $8,561 in revenue for the years ended March 31, 2024 and 2023, respectively. For the year ended March 31, 2024, two customers accounted for 100% of the Company’s revenue. For the year ended March 31, 2023, one customer accounted for 100% of the Company's revenue. There was no accounts receivable from these customers as of March 31, 2024, and 2023, respectively.

Capital Management

The Company aims to manage its capital resources to ensure financial strength and to maximize its financial flexibility by maintaining strong liquidity and by utilizing alternative sources of capital including equity, debt and bank loans or lines of credit to fund continued growth. The Company sets the amount of capital in proportion to risk and based on the availability of funding sources. The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. As an early-stage growth company, the sale of ordinary shares has been the primary source of capital to date. Additional debt and/or equity financing may be pursued in future as deemed appropriate to balance debt and equity. To maintain or adjust the capital structure, the Company may issue new shares, take on additional debt or sell assets to reduce debt.